Membership Interests - Additional information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012	Feb. 13, 2013	Mar. 31, 2013 Oncor	Mar. 31, 2013 Texas Transmission	Mar. 31, 2013 Other Holders	May 31, 2013 Subsequent Event [Member]
Membership Interests Textual [Abstract]
Declaration of cash distribution to members	$ 50							$ 70
Assumed debt to equity ratio, debt		60.00%	60.00%
Assumed debt to equity ratio, equity		40.00%	40.00%
Regulatory capitalization ratio, debt		58.60%	58.80%
Regulatory capitalization ratio, equity		41.40%	41.20%
Cash available for distribution under the capital structure restriction		196	167	50
Ownership					80.03%
Ownership held by Texas transmission						19.75%	0.22%
Number of cash commitments			2
Non cash impact			860
Cash commitments			72
Cash commitments after tax			46
Additional energy efficiency			100
Membership interest available for distribution under the cumulative net income restriction			$ 420